Expense Example - XFUNDS(TM) Large Cap Income ETF [Member]	Sep. 04, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	$ 240